Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2014	2013
	(Millions of yen)
Land	¥286,336	¥282,484
Buildings	1,609,667	1,570,024
Machinery and equipment	1,822,026	1,736,107
Construction in progress	70,759	73,645

	3,788,788	3,662,260
Less accumulated depreciation	(2,519,259)	(2,383,530)

	¥1,269,529	¥1,278,730

Depreciation expenses for the years ended December 31, 2014, 2013 and 2012 were ¥213,739 million, ¥223,158 million and ¥211,973 million, respectively.

Amounts due for purchases of property, plant and equipment were ¥40,483 million and ¥33,585 million at December 31, 2014 and 2013, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.